Interest in Other Entities	12 Months Ended
Dec. 31, 2024
Interest in Other Entities [Abstract]
INTEREST IN OTHER ENTITIES

NOTE 4 – INTEREST IN OTHER ENTITIES:

A.	Investments in subsidiaries:

1.	Additional information about Subsidiaries held by the Company:

General information

	Main place of the business	Ownership rights held by the Company	Ownership rights held by non- controlling interests
December 31, 2024
Eventer	Israel	58.44%	41.56%
Charging Robotics Inc.	USA	63.75%	36.25%
GERD IP	USA	90%	10%
Gix Internet	Israel	45.74%	54.26%

	Main place of the business	Ownership rights held by the Company	Ownership rights held by non- controlling interests
December 31, 2023
Jeffs’ Brands	Israel	34.11%	65.89%
Eventer	Israel	46.21%	53.79%
Charging Robotics Inc.	USA	67%	33%
GERD IP	USA	90%	10%
Gix Internet	Israel	45.75%	54.25%
2.	Information related to non-controlling interests:

Balance of non-controlling interests:

	December 31, 2024	December 31, 2023
	USD in thousands
Eventer	446	371
Jeffs’ Brands	-	5,628
Gix Internet	(878)	2,642
GERD IP	57	57
Charging Robotics Inc.	(20)	161
	(395)	8,859

Net income (loss) attributed to non-controlling interests:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	USD in thousands

Eventer	(151)	(383)	(691)
Jeffs’ Brands (**)	(383)	(1,989)	(396)
Gix Internet	(5,123)	(3,085)	(*) 687
GERD IP	-	-	7
Charging Robotics Inc.	(321)	(250)	-
	(5,978)	(5,707)	(393)

(*)	For the period from February 28, 2022, until December 31, 2022. For additional information see note 4F.

(**)	For the period from January 1, 2024, until January 28, 2024. For additional information see note 4E.
3.	Summarized financial information of material subsidiaries:

The summarized financial information below is prior to eliminating intragroup balances and transactions.

Gix Internet:

	December 31, 2024	December 31, 2023
	USD in thousands (*)
Current assets	3,826	14,400
Non-current assets	14,516	20,778
Current liabilities	16,798	23,555
Non-current liabilities	1,471	2,168

(*)	Translated according to the exchange rates at the date of each statement of financial position.

	Year ended December 31, 2024	Year ended December 31, 2023	February 28, 2022 – December 31, 2022 (**)
	USD in thousands (***)
Revenues	26,941	79,613	83,532
Net income (loss) for the period	(10,019)	(4,971)	414
Total comprehensive income (loss) for the period	(116)	(4,791)	913
Cash flows from operating activities	1,302	678	4,232
Cash flows from investing activities	119	19	13
Cash flows used in financing activities	(2,662)	(3,113)	(3,309)
Net increase (decrease) in cash and cash equivalents	(1,241)	(2,416)	809

(**)	Gix Internet was consolidated as of February 28, 2022. For additional information see note 4F.

(***)	Translated according to the average exchange rates for each period.
B.	Investments accounted for using the equity method:

1.	The following table summarizes the total investments accounted for using the equity method:

	December 31, 2024	December 31, 2023
	USD in thousands
Polyrizon (7)	-	499
SciSparc Nutraceuticals (2)	-	1,940
Solterra Energy (note 4P)	-	76
Revoltz (note 4I)	73	110
Zig Miami 54 (note 4G)	268	370
	341	2,995

2.	The following table summarizes the total share of loss (profit) of investments accounted for using the equity method:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	USD in thousands
Odysight.ai (1)	-	660	1,360
Gix Internet (3)	-	-	215
Parazero (4)	-	544	615
Laminera (note 4M)	-	1,176	157
SciSparc Nutraceuticals (2)	13	1,249	-
Polyrizon (7)	140	209	234
Elbit Imaging Ltd. (5)	-	-	36
Solterra Energy (6)	76	158	-
Revoltz (note 4I)	36	26	42
Zig Miami 54 (note 4G)	102	85	-
	367	4,107	2,659

(1)	Odysight.ai investment was accounted for as assets at fair value through profit or loss from March 21, 2023 (note 4C).

(2)	Jeffs’ Brands was deconsolidated on January 28, 2024, and was accounted for as assets at fair value through profit or loss from this date.

(3)	Gix Internet was consolidated from February 28, 2022 (note 4F).

(4)	Parazero investment was accounted for as assets at fair value through profit or loss from October 30, 2023 (note 4M).

(5)	Elbit Imaging Ltd. investment was accounted for as assets at fair value through profit or loss from October 18, 2022.

(6)	Solterra Energy investment was accounted for as assets at fair value through profit or loss from September 5, 2024 (note 4P).

(7)	Polyrizon investment was accounted for as assets at fair value through profit or loss from October 30, 2024 (note 4H).
3.	This table summarize the Company’s rights in share capital and voting rights:

	Main place of the	Company rights in share capital and voting rights
	business	%
December 31, 2024
Laminera	Israel	19.70%
Revoltz	Israel	19.90%
Zig Miami 54	USA	60%

December 31, 2023
Laminera	Israel	19.70%
Polyrizon	Israel	38.76%
SciSparc Nutraceuticals	USA	49%
Solterra Energy	Israel	36.08%
Revoltz	Israel	19.90%
Zig Miami 54	USA	60%
C.	Odysight.ai

As of December 31, 2022, the Company held 27.02% of the outstanding common stock of Odysight.ai.

On March 21, 2023, Odysight.ai completed a private placement to existing stockholders, of 3,294,117 units, at a purchase price of USD 4.25 per unit, with each unit consisting of one share of Odysight.ai’s common stock and one warrant to purchase one share of Odysight.ai’s common stock at an exercise price of USD 5.50 per share. The Company did not participate in the private placement. Following the private placement, the Company’s holdings in Odysight.ai were diluted to 18.45% and the remaining holding was accounted for as investment at fair value through profit or loss (FVTPL). As a result of the transition, the Company recognized a loss of USD 2,946 thousand.

On May 17, 2023, the Company signed a stock transfer agreement to sell its entire holdings in Odysight.ai for total proceeds of approximately USD 5.7 million.

D.	Eventer

General

As of December 31, 2023, the Company held 46.21% of Eventer’s issued and outstanding common stock.

On August 27, 2024, Julian Azoulay, Eventer’s CEO exercised options to acquire ordinary shares, and as a result the Company’s holdings in Eventer decreased to 44.52%.

On December 6, 2023, the Company signed a share purchase agreement with Keshet Holdings LP (“Keshet”) to purchase its entire stake in Eventer in consideration of USD 250 thousand which will be paid in the Company’s shares. The closing of the transaction occurred on August 28, 2024. Following this transaction, the Company’s holdings in Eventer increased to 58.44% of Eventer’s issued and outstanding common stock. The transaction was recorded as transaction with non-controlling interests in the Group’s consolidated statements of changes in shareholders equity for the year ended December 31, 2024.

Exchange agreement

On October 14, 2020, the Company entered into an exchange agreement with Eventer’s shareholders, pursuant to which, during the period commencing on the second anniversary of the exchange agreement and ending fifty-four (54) months following the date of the exchange agreement, Eventer’s shareholders may elect to exchange all of their Eventer shares for ordinary shares of the Company. The Company treated the exchange agreement at the date of the business combination from accounting perspective as recognition of noncontrolling interests, in addition to the recognition of a liability in respect of a derivative (exchange options) which will be measured at fair value at each cut-off date. The changes in the fair value at each cut-off date will be recorded as a financial income/expense.

As of December 31, 2024, and December 31, 2023, the Company concluded that the fair value of this derivative is immaterial.

For more information, see contingent liabilities section below.

Loan agreements between Eventer and the Company

On October 14, 2020, the Company signed a revolving loan agreement with Eventer, according to which, the Company granted a loan to Eventer in the amount of USD 250 thousand. Additionally, in November 2021, the Company loaned an additional amount of USD 250 thousand. The loans will bear interest at a rate equal to the higher of (i) 4% per year, or (ii) the interest rate determined by the Israeli Income Tax Ordinance [New Version] 5721-1961 and the rules and regulation promulgated thereunder.

On October 30, 2022, the Company and Eventer signed an amendment pursuant to which the maturity date of the loans between Eventer and the Company was extended to May 30, 2024. In the event Eventer issues securities in consideration of at least USD 2 million or in the event of an IPO or rights offering (the “Investment”), the outstanding loans will automatically be converted into shares. The number of shares will be calculated by dividing the outstanding balance as of the closing date of the Investment by a price per share which shall reflect a 20% discount off the lowest price per share paid in the Investment.

As of the issuance date of these financial statements, the Company and Eventer are renegotiating the terms of the loan agreement.

Contingent liabilities

a.	On December 14, 2022, a motion to certify a class action suit was filed against Eventer and two of its directors, alleging the violation of the provisions of the Prohibition of Discrimination in Products, Services, and Entry into Places of Entertainment and Public Places Law. The plaintiff claims that Eventer enables the allocation of different kinds of tickets to different groups (such as women, children etc.), thereby allowing structured discrimination. According to the opinion of Eventer’s legal counsel. the likelihood of the class action being dismissed - both in regard to Eventer and its directors - is greater than not. A preliminary hearing was held on March 18, 2025. Following the hearing, the court granted the parties a 25-day period to engage in settlement discussions in an effort to reach a mutually agreeable resolution. Negotiations took place on March 24, 2025; however, no agreement was reached. Eventer’s legal representatives subsequently informed the court that the talks had failed. Eventer is currently awaiting the scheduling of a trial date.

b.	On April 1, 2024, a lawsuit seeking declaratory judgement was filed in the District Court of Tel Aviv-Jaffa in Israel by minority shareholders of Eventer against Eventer and the Company (together, the “Defendants”). The minority shareholders of Eventer (the “Plaintiffs”), hold in aggregate 31.86% of the outstanding ordinary shares of Eventer.

The Plaintiffs allege, among others, that the Defendants violated the agreement whereby the Company acquired control of Eventer (the “Purchase Agreement”), which established a “separation” mechanism, pursuant to which certain Plaintiffs were granted an option to convert their shares in Eventer into shares of the Company. The claim alleges that the Company has violated the terms of the Purchase Agreement by refusing to negotiate Eventer’s valuation to enable certain of the Plaintiffs to exercise their option to convert their shares of Eventer into shares of the Company. The Plaintiffs seek an aggregate of NIS 8,602 thousand from the Company as consideration for the Plaintiffs’ shares in Eventer or as an alternative remedy, to convert Eventer’s shares into the Company shares for an aggregate value of NIS 8,602 thousand (approximately USD 2,348 thousand) following which all the Plaintiffs shares in Eventer would be transferred to the Company.

2.	In addition, certain of the Plaintiffs seek an aggregate of NIS 2,259 thousand from Eventer due to claims of breach of agreements (approximately USD 600 thousand).

The Company submitted its response to the District Court of Tel Aviv – Jaffa and it intends to defend its position vigorously. As of the date of issuance of these financial statements, The Company estimates the chances of a court ruling or a settlement in which the Plaintiffs will be awarded a consideration for their Eventer shares that is materially in excess of their fair value is remote. Accordingly, no loss contingency has been recorded as of December 31, 2024. See also note 20.

Agreement with Screenz Cross Media Ltd.

On February 4, 2021, Eventer signed an addendum to the agreement with Screenz Cross Media Ltd. (a company indirectly controlled and managed by Eli Uzan who served as Eventer’s Director) (hereafter “Screenz”). The agreement was signed during November 2020 for the purpose of collaborating in the field of virtual conferences.

In December 2021, March 2022 and December 2022, several amendments were signed between Eventer and Screenz in order to modify the terms of the agreement.

Following the last amendment in December 2022, it was determined that Screenz will have the first right to receive any money received by Eventer and resulting from a digital ticketing platform for interactive virtual events up to a total amount of USD 480 thousand. As of December 31, 2024, no revenues were generated by Eventer from interactive virtual events.

E.	Jeffs’ Brands

General

As of December 31, 2023, the Company held 34.11% of the issued and outstanding share capital of Jeffs’ Brands Ltd. (“Jeffs’ Brands”).

On January 25, 2024, Jeffs’ Brands entered into a private placement transaction with certain institutional investors for aggregate gross proceeds of approximately USD 7,275 thousand.

The Company did not participate in the private placement and as a result its holdings in Jeffs’ Brands decreased to 13.37% of Jeffs’ Brands issued and outstanding share capital, which resulted in loss of control in Jeffs’ Brands as of January 28, 2024. Accordingly, Jeffs’ Brands was deconsolidated as of such date and the remaining holdings were accounted for as financial assets at fair value through profit or loss (FVTPL). As a result, the Company recorded a loss of USD 1,318 thousand in the interim condensed consolidated statements of loss and other comprehensive income.

Throughout the period between March 2024 and December 2024, warrants were exercised by certain institutional investors. As a result, as of December 31, 2024, the Company held 1.86% of the issued and outstanding share capital of Jeffs’ Brands.

Wellution Agreement

On February 23, 2023, Jeffs’ Brands and Jeffs’ Brands Holdings, entered into a stock purchase agreement (the “Wellution Agreement”), with SciSparc Ltd. (“SciSparc”), a related party of Jeffs’ Brands, pursuant to which, on March 22, 2023, Jeffs’ Brands Holdings acquired from SciSparc 49% of the issued and outstanding common of SciSparc Nutraceuticals Inc. (“SciSparc Nutraceuticals”), a wholly-owned subsidiary of SciSparc that owns and operates Wellution, an Amazon food supplements and cosmetics brand, for approximately USD 2,989 thousand in cash (“Purchase Price”).

Jeffs’ Brands did not obtain any substantive processes, assembled workforce, or employees capable of producing outputs in connection with the acquisition. Therefore, the transaction was accounted for as an asset acquisition, as the acquired assets did not meet the definition of a business as defined by IFRS 3, Business Combinations.

The Purchase Price and the transaction costs were allocated between the individual assets and liabilities of SciSparc Nutraceuticals based on their relative fair values at the date of the acquisition.

Jeffs’ Brands Holdings owns 49% of the voting rights in SciSparc Nutraceuticals and has the right to appoint two out of five directors. Management of Jeffs’ Brands has determined that it has significant influence over SciSparc Nutraceuticals and accordingly accounted for its investment under the equity method.

As of December 31, 2023, management of Jeffs’ Brands assessed whether there was objective evidence that its net investment in SciSparc Nutraceuticals was impaired. Management of Jeffs’ Brands determined that the decrease in revenues and operating losses of SciSparc Nutraceuticals were indicative of such objective evidence. Accordingly, Jeffs’ Brands management’s fair value expert performed an impairment test in accordance with IAS 36 and determined that the carrying value of the investment exceeded its recoverable amount. As a result, an impairment loss of USD 955 thousand was recorded within equity losses in the consolidated statements of income/loss and other comprehensive income/loss for the year ended December 31, 2023.

Fort share purchase agreement

On March 2, 2023, Jeffs’ Brands entered into a share purchase agreement (the “Fort SPA”), with the holders (the “Sellers”), of all of the issued and outstanding share capital of Fort Products Ltd. (“Fort”), a company incorporated under the laws of England and Wales and engaged in the sale of pest control products primarily through Amazon.uk, pursuant to which, on March 9, 2023, Jeffs’ Brands acquired all of the issued and outstanding share capital of Fort, for approximately £2,000 thousand (approximately USD 2,400 thousand) in cash (the “Fort Acquisition”). As of December 31, 2023, Jeffs’ Brands had an outstanding liability to the sellers of USD 332 thousand included in accrued expenses and other current liabilities in the consolidated statements of financial position.

On February 29, 2024, Jeffs’ Brands extended a side letter to the Fort SPA with the Sellers, pursuant to which, Jeffs’ Brands agreed to increase certain adjustment amount payments to the Sellers by approximately £100 thousand (approximately USD 128 thousand). These adjustments were included in the outstanding liability as of December 31 ,2023.

Jeffs’ Brands did not obtain any substantive processes, assembled workforce, or employees capable of producing outputs in connection with the acquisition. Therefore, the transaction was accounted for as an asset acquisition, as the acquired assets did not meet the definition of a business as defined by IFRS 3, Business Combinations.

The purchase price and the transaction costs were allocated between the individual assets and liabilities of Fort based on their relative fair values at the date of the acquisition.

Initial Public Offering

On August 30, 2022, Jeffs’ Brands completed its initial public offering (“IPO”) on the NASDAQ. In connection with the IPO, Jeffs’ Brands issued ordinary shares and warrants (“IPO Warrants”) to purchase ordinary shares.

Jeffs’ Brands received total net proceeds of USD 13.4 million after deducting issuance costs of USD 2.1 million.

Following the IPO completion, the Company’s holdings in Jeffs’ Brands decreased to 35.94% of the issued and outstanding share capital of Jeffs’ Brands.

The IPO Warrants have a cashless exercise mechanism.

Additionally, additional warrants were issued to each qualified buyer who continued to hold at least 120,192 IPO Warrants as of November 28, 2022 (the “Additional Warrants”). Each Additional Warrant has substantially the same terms as the IPO Warrants.

Furthermore, so long as the Additional Warrants are outstanding, each Additional Warrant holder receives semi-annual payments equal to approximately 2.3% of Jeffs’ Brands gross revenues, calculated for the first and second six-month fiscal periods (“Other revenues Payment”).

The IPO Warrants and the Additional Warrants were accounted for as derivative liabilities measured at fair value through profit or loss (FVTPL) (see note 5).

F.	Gix Internet

General

As of December 31, 2024, and December 31, 2023, the Company held 45.74% and 45.75% of the issued and outstanding share capital of Gix Internet, respectively.

Gix Internet is the parent of Viewbix Inc. a publicly traded company which is the majority shareholder of Gix Media Ltd. (“Gix Media”). Gix Media is the majority holder of Cortex Media Group Ltd. (“Cortex”), a digital advertising platform that develops and markets a variety of technological platforms that automate, optimize and monetize digital online campaigns.

On January 5, 2025, Gix Internet entered into an agreement with a robotics company specializing in artificial intelligence autonomous robotics solutions, mainly for logistics distributions in certain medical centers, Delivers.AI Ltd. (“Delivers.AI”), and with all of Delivers.AI’s shareholders (the “Sellers”) (the “Delivers.AI Transaction”), pursuant to which Gix Interent will acquire all (100%) of the share capital of Delivers.AI from the Sellers, in exchange for the allocation of 25% of Gix Internet’s share capital to the Sellers and the allocation of 5% of Gix Internet’s share capital to the entrepreneur upon completion. Also, within the framework of the agreement, a number of milestones were determined. See note 21.

Financing Agreement with Gix Media

On October 13, 2021, Gix Media entered into a financing agreement with Bank Leumi Le Israel Ltd (“Bank Leumi”), an Israeli bank, for the provision of a line of credit in the total amount of up to USD 3,500 thousand and a long-term loan totaling USD 6,000 thousand (the “Financing Agreement”).

On July 25, 2022, Gix Media and Bank Leumi entered into an addendum to the Financing Agreement, according to which, Bank Leumi will provide Gix Media with a loan of USD 1,500 thousand, to be withdrawn at the discretion of Gix Media no later than January 31, 2023 (the “Additional Loan”).

On January 23, 2023, Gix Media acquired an additional 10% of Cortex’s capital shares increasing its holdings from 70% to 80% of Cortex's capital shares which was financed by Gix Media’s existing cash balances and by the Additional Loan received on January 17, 2023, in the amount of USD 1,500 thousand to be repaid in 42 monthly payments at an annual interest rate of SOFR + 5.37%.

On October 10, 2023, Gix Media and Bank Leumi entered into a second addendum to the Financing Agreement, according to which, Bank Leumi extended an existing monthly renewable credit line of USD 3,500 thousand (the “Gix Media Credit Line”) by one year which will expire on October 13, 2024. The amounts that are drawn from the Gix Media Credit Line bear an annual interest of SOFR + 4.05%.

On June 13, 2024, Gix Media and Bank Leumi entered into a third addendum to the Financing Agreement between the parties which was effective as of May 15, 2024, pursuant to which: (i) the addendum will be effective until August 31, 2024; (ii) Viewbix Inc. is obligated to transfer to Gix Media USD 600 thousand; (iii) a new covenant, measured by reference to positive EBTIDA was implemented; (iv) all payments due to Bank Leumi long-term bank loan were deferred to August 31, 2024 and from September 1, 2024, payments will be repaid as schedule until the end of the long-term bank loan; (v) a new USD 350 thousand loan was granted to Gix Media on June 13, 2024, to be repaid until August 30, 2024, alongside the existing credit facility to Gix Media, which remains equal to 80% of Gix Media’s customer balance; and (vi) Gix Media is obligated to perform a reduction in expenses, including reduction in force.

As of December 31, 2024, Gix Media has drawn USD 788 thousand of the Gix Media Credit Line.

On September 11, 2024, Gix Media and Bank Leumi entered into a fourth addendum to the Financing Agreement which was effective from August 30, 2024, pursuant to which, inter alia: (i) the addendum will be effective until February 27, 2025; (ii) Viewbix Inc. is obligated to transfer to Gix Media USD 2 million until December 31, 2024; (iii) all payments due to Bank Leumi long-term bank loan were deferred to December 31, 2024 and from January 1, 2025, all due payments will be repaid as schedule until the end of the long-term bank loan.

On September 16, 2024, Gix Media repaid an aggregate amount of USD 350 thousand, consisting of the short-term bank loan in the amount of USD 160 thousand and principal amounts of the long-term bank loans totaling USD 190 thousand. On the same date, Gix Media received a new short-term bank loan of USD 350 thousand which replaced the repaid amounts. The new loan bears an annual interest rate of SOFR + 4.60% and is to be repaid in one single payment on January 2, 2025.

On September 19, 2024, Gix Media received a short-term loan of USD 75 thousand. The loan bears an annual interest rate of SOFR + 4.60% and was repaid in monthly installments of USD 25 thousand over a 3-month period from October to December 2024.

On February 4, 2025, Gix Media and Bank Leumi entered into a fifth addendum to the Financing Agreement, which was effective from January 29, 2025, according to which, the Gix Media Credit Line will be extended until March 31, 2025 (see note 21.2).

On March 27, 2025, a primary traffic provider of Gix Media filed a petition against it in the District Court of Tel Aviv for an order to commence insolvency proceedings under the Insolvency and Economic Rehabilitation Law, 5778 – 2018. Due to the filing of the petition and in accordance with the loan terms, the banking corporation may demand immediate repayment of these loans. See also note 21.9.

On March 30, 2025, Gix Media and Bank Leumi entered into an additional addendum to the loan agreement, according to which the agreement will be extended from February 4, 2025, to April 30, 2025, with all other conditions remaining unchanged. See also note 21.10.

Cortex Credit Line

On September 21, 2022, Cortex and Bank Leumi entered into an addendum to an existing loan agreement (“Cortex Loan Agreement”) between the parties, dated August 15, 2021. As part of the addendum to the loan agreement, Bank Leumi provided Cortex with a monthly renewable credit line of USD 1,500 thousand (the “Cortex Credit Line”). The Cortex Credit Line is determined every month at the level of 70% of Cortex’s customers’ balance. The amounts that are drawn from the Cortex Credit Line bear an annual interest of SOFR + 3.52% (Overnight Financing Rate Secured, guaranteed daily interest as determined in accordance with the Federal Bank in New York).

On April 27, 2023, Bank Leumi increased the Cortex Credit Line by USD 1,000.

In September 2023, Cortex and Bank Leumi entered into an additional addendum to the Cortex Loan Agreement, in which Bank Leumi extended the Cortex Credit Line of USD 2,500 by one year which will expire on September 20, 2024. The amounts that are drawn from the Cortex Credit Line bear an annual interest of SOFR + 4.08%.

On May 27, 2024, Cortex and Bank Leumi entered into an amendment to Cortex Loan Agreement, pursuant to which, the credit facility to Cortex will be 80% of Cortex’s customer balance and up to USD 2,000 thousand.

On August 15, 2024, Cortex and Bank Leumi entered into an additional amendment to Cortex Loan Agreement, pursuant to which, the credit line in the amount of USD 2,000 thousand to Cortex will be extended until February 27, 2025 and bears an annual interest of SOFR + 4.35%.

As of December 31, 2024, Cortex has drawn USD 830 thousand of the Cortex Credit Line.

On February 28, 2025, Cortex and Bank Leumi entered into an additional amendment to Cortex Loan Agreement (see note 21.3).

Loan agreement between the Company and Gix Internet

On October 13, 2021, the Company entered into a loan agreement with Gix Internet, pursuant to which, Gix Internet received an aggregate amount of USD 1,240 thousand (NIS 4,000 thousand) from the Company. The loan bears interest at a rate equivalent to the minimal interest rate recognized and attributed by the Israel Tax Authority (5.18% in 2024). According to the agreement, the loan will be repaid in full, together with the accrued interest, in one (1) instalment upon the earliest of: (i) the closing of a rights offering by Gix Internet for an aggregate amount of at least NIS 12,000 thousand (approximately USD 3,858 thousand); or (ii) June 30, 2022.

On August 25, 2022, the Company and Gix Internet signed an addendum to the loan agreement, effective as of July 1, 2022. The addendum changes the repayment terms of the loan in the amount of NIS 3 million (USD 810 thousand) to June 30, 2023. In addition, the Company will be entitled to request the conversion of all or part of the balance of the extended loan in exchange for Gix Internet’s shares.

On February 8, 2024, the Company and Gix Internet signed an addendum to the loan agreement, effective as of January 1, 2024. Pursuant to the addendum, the loan repayment will be postponed until July 1, 2024. In addition, the Company will be entitled to request conversion of all or part of the balance loan in the following events (1) a change in the Gix Internet’s main business or entry into a new field of activity; or (2) completion of a transaction merger or consolidation with or into another corporation.

On August 22, 2024, the Company and Gix Internet signed an addendum to the loan agreement, effective as of July 1, 2024. Pursuant to the addendum, the loan repayment will be postponed until December 31, 2024.

On October 6, 2024, the Company and Gix Internet signed an additional addendum to the loan agreement pursuant to which, the loan amount will increase by additional NIS 150 thousand.

The Company concluded that the modified loan terms during 2024 do not represent a substantial modification in accordance with IFRS 9.

On January 26, 2025, the Company and Gix Internet signed an addendum to the loan agreement, effective as of December 31, 2024. Pursuant to the addendum, the loan repayment will be postponed until April 30, 2025, and the loan amount will increase in an additional NIS 150 thousand.

Loan agreement between the Company and Viewbix Ltd.

On November 15, 2023, the Company (along with several lenders) signed a loan agreement with Viewbix Ltd., a wholly owned subsidiary of Viewbix Inc., in an aggregate amount of USD 480 thousand. The Company’s portion in this loan was USD 200 thousand (the “2023 Loan”).

In connection with the 2023 Loan, Viewbix Inc. issued to each lender a warrant to purchase shares of common stock (the “2023 Warrants”). The 2023 Warrants are exercisable to 120,000 shares of common stock, at an exercise price of USD 2 per share and will expire and cease to be exercisable on December 31, 2025.

The terms of the 2023 Loan were substantially amended on June 18, 2024, by the June 2024 Facility Agreement (see below). These amendments represent a substantial modification in accordance with IFRS 9. Accordingly, the terms modification was accounted for as an extinguishment of the original financial liability and the initial recognition of new financial instruments issued at their fair value as of the effective date of the June 2024 Facility Agreement.

As a result of the substantial modification of terms, the Group recognized a finance expense of USD 81 thousand and USD 1,833 thousand was recognized as a loss in connection with issuance of warrants in its consolidated statement of loss and other comprehensive income for the year ended December 31, 2024.

June 2024 Facility Agreement

On June 18, 2024, Viewbix Inc. entered into a credit facility agreement with a group of lenders including a lead lender (the “June 2024 Lead Lender”, and collectively, the “June 2024 Lenders”) for an amount of up to USD 1 million which was amended and restated on July 22, 2024 (the “June 2024 Facility Agreement”). The June 2024 Facility Agreement also includes USD 531 of outstanding debt owed by Viewbix Inc. to the June 2024 Lenders of the 2023 Loan (see above), such that the total amount of the credit line reached USD 1.53 million (the “Total Credit Facility Amount”). The Total Credit Facility Amount will be due for repayment following 12 months from the date of the June 2024 Facility Agreement (the “Initial Maturity Date”) or alternatively, in the event the completion of an uplisting of Viewbix Inc. shares of common stock to a national securities exchange (the “Uplist”) prior to the Initial Maturity Date, then the Total Credit Facility Amount will be due for repayment following 12 months from the Uplist date. The Total Credit Facility Amount will be available for use as follows: (a) USD 350 thousand upon the date of the June 2024 Facility Agreement, (b) USD 150 thousand upon submitting a prospectus for the registration of shares to be issued to the June 2024 Lenders, and (c) USD 500 thousand upon the completion of the Uplist.

The Total Credit Facility Amount will accrue interest at a rate of 12% per annum, to be paid in advance.

The interest for the first year of the June 2024 Facility Agreement, which was equal to USD 184 thousand, was paid by Viewbix Inc. in advance in: (a) 183,679 shares of Viewbix Inc. common stock, reflecting a value of USD 1.00 per share for each dollar of interest accrued on the Total Credit Facility Amount, and (b) 183,679 warrants to purchase 183,679 shares of Viewbix Inc, common stock at an exercise price of USD 1.00 per share. The warrants will be exercisable for a three-year period from the date of the June 2024 Facility Agreement.

Immediately following the effectiveness of the Uplist, USD 663 thousand of the Total Credit Facility Amount will be automatically converted into units, which will include shares of common stock at a conversion rate of USD 1.00 per share, equal to an aggregate of 662,957 shares of common stock and the same amount of warrants to purchase common stock of Viewbix Inc. with an exercise price of USD 1.00 per share. The warrants will be exercisable for a three-year period from the Uplist date.

During the term of the June 2024 Facility Agreement, some of the June 2024 Lenders whose portion of the Total Credit Facility Amount is not automatically converted as part of the Uplist will have the right to convert their portion of the Total Credit Facility Amount within 12 months from the Uplist date into units, which will include shares of common stock of Viewbix Inc. at a conversion rate of USD 1.00 per share, equal to an aggregate of up to 362,004 shares of common stock and the same amount of warrants to purchase common stock of Viewbix Inc. with an exercise price of USD 1.00 per share. The warrants will be exercisable for a three-year period from the issuance date.

In addition, Viewbix Inc. paid to the June 2024 Lead Lender a commission consisting of: (a) 50,000 common stock of Viewbix Inc., (b) 50,000 warrants to purchase 50,000 common stock of Viewbix Inc. at an exercise price of USD 1.00 per share (c) 625,000 warrants for the purchase of 625,000 common stock with an exercise price of USD 4.00 per share (“June 2024 Lead Lender Fee Warrants”). The June 2024 Lead Lender Fee Warrants will be exercisable for a three-year period from the date of the June 2024 Facility Agreement.

In July 2024, following the closing of the Private Placement (as defined below), the exercise price of the June 2024 Lead Lender Fee Warrants was adjusted to USD 0.472, which is equal to the effective price per share of common stock in the Private Placement, and the number of shares of common stock issuable upon the exercise of the June 2024 Lead Lender Fee Warrants was also adjusted to a total of 5,296,610 shares, such that the adjusted exercise price and number of warrants issued is equal to an aggregate amount of USD 2.5 million.

The conversion related features of the June 2024 Facility Agreement were bifurcated from their host debt contract and recognized as liabilities measured at fair value at each cut-off date. The facility loan was initially recorded at its fair value and subsequently measured at cost. The shares and Warrants A issued as prepayment of interest and as commission to the June 2024 Lead Lender were initially recognized at fair value and classified as a liability measured at fair value at each cut-off date (see note 5).

The June 2024 Lead Lender Fee Warrants were initially recognized in fair value at the amount of USD 1,833 and classified as a liability measured at fair value at each cut-off date. As of December 31, 2024, the fair value was USD 2,340.

Following the June 2024 Facility Agreement, Gix Internet’s holdings in Viewbix Inc. decreased from 76% to 71.11%. The transaction was recorded as a transaction with non-controlling interests in the Group’s consolidated statements of changes in shareholders equity for the year ended December 31, 2024.

Private Placement

On July 3, 2024, Viewbix Inc. entered into a definitive securities purchase agreement with a certain investor (the “Lead Investor”) for the purchase and sale in a private placement (the “Private Placement”) of units consisting of (i) 256,875 shares of Viewbix Inc. common stock at a purchase price of USD 1.00 per share and (ii) 385,332 warrants to purchase 385,332 shares of Viewbix Inc. common stock (the “PIPE Warrants”) to the Lead Investor and other investors acceptable to the Lead Investor and the Company. The PIPE Warrants are exercisable upon issuance at an exercise price of USD 1.00 per share and have a three-year term from the issuance date. In addition, the PIPE Warrants are subject to an automatic exercise provision in the event that Viewbix Inc. shares of common stock are approved for listing on the Nasdaq Capital Market.

The aggregate gross proceeds received by Viewbix Inc. from the Private Placement were USD 257 thousand, of which USD 237 thousand received in June 2024 and the USD 20 thousand remaining received in July 2024.

Upon the closing of the Private Placement, Viewbix Inc. agreed to pay the Lead Investor: (1) USD 10 thousand for actual and documented fees and expenses incurred and, (2) a commission consisting of (i) a cash fee of USD 13 thousand and (ii) 12,844 shares of Viewbix Inc. common stock.

In July 2024, Viewbix Inc. issued 269,719 shares of common stock and 385,332 warrants in connection with the Private Placement. Viewbix Inc. incurred share issuance costs of USD 65 thousand ( USD 59 thousand in cash and USD 6 thousand in shares of common stock).

Following the Private Placement, Gix Internet’s holdings in Viewbix Inc. decreased from 71.11% to 66.58%. The transaction was recorded as a transaction with non-controlling interests in the Group’s consolidated statements of changes in shareholders equity for the year ended December 31, 2024.

First July 2024 Facility Agreement

On July 4, 2024, Viewbix Inc. entered into a credit line agreement with a certain lender (the “First July 2024 Facility Agreement”). Under the First July 2024 Facility Agreement and amendments from July 22, 2024, and July 25, 2024, the lender will provide a total credit line of USD 2.5 million (the “First July 2024 Facility Loan Amount”), which will be available for use as follows: (a) USD 50 thousand upon the date of the First July 2024 Facility Agreement, (b) USD 50 thousand upon the Uplist, and (c) after the Uplist, USD 200 thousand will be available for use on a quarterly basis until the total amount reaches USD 2.5 million.

The First July 2024 Facility Agreement will remain available until the earliest of: (a)(1) full utilization of the First July 2024 Facility Loan Amount, (a)(2) after 36 months from the date of the First July 2024 Facility Agreement, and (b) upon such date that Viewbix Inc. completes a USD 2.0 million financing transaction (the “First July 2024 Facility Term”). In the event the First July 2024 Facility Term lapses, the First July 2024 Facility Loan Amount will be repaid to the lender immediately.

The First July 2024 Facility Agreement Amount will accrue interest at a rate of 12% per annum. The interest for the first year was paid in advance in: (a) 300,000 shares of Viewbix Inc. common stock at a conversion rate of USD 1.00 for each dollar of interest accrued on the total amount, and (b) 300,000 warrants to purchase 300,000 shares of Viewbix Inc. common stock an exercise price of USD 1.00 per share. The warrants are exercisable upon issuance at an exercise price of USD 1.00 per share of common stock and will be exercisable for a three-year period from the date of the First July 2024 Facility Agreement.

Immediately after the Uplist, USD 100 thousand from the First July 2024 Facility Loan Amount will be automatically converted into common stock of Viewbix Inc. at an exercise price of USD 1.00 per share. Additionally, Viewbix Inc. will issue an identical number of warrants to purchase common stock of Viewbix Inc. at an exercise price of USD 1.00 per share.

Furthermore, Viewbix Inc. paid the lender of the First July 2024 Facility Agreement a one-time fee consisting of: (a) 125,000 common stock of Viewbix Inc., which representing a fee of five percent (5%) of the First July 2024 Facility Loan Amount, at a share price of $1.00 per share, and (b) 250,000 warrants to purchase 250,000 common stock of Viewbix Inc. at an exercise price of USD 1.00 per share. The warrants will be exercisable for three years from the date of the First July 2024 Facility Agreement.

In connection with the First July 2024 Facility Agreement, Viewbix Inc. received a loan of USD 50 thousand which was recorded as a short-term convertible loan. The fair value of this loan was substantially the same as the amount received.

As of December 31, 2024, Viewbix Inc. incurred deferred debt issuance costs of USD 315 thousand which were recorded in other current assets in the Group’s consolidated statements of financial position for the year ended December 31, 2024. These costs consisted of a one-time fee to the lender of the First July 2024 Facility Agreement, an annual advance interest payment and other additional direct costs.

Following the First July 2024 Facility Agreement, Gix Internet’s holdings in Viewbix Inc. decreased from 66.58% to 60.50%. The transaction was recorded as a transaction with non-controlling interests in the Group’s consolidated statements of changes in shareholders equity for the year ended December 31, 2024.

Second July 2024 Facility Agreement

On July 28, 2024, Viewbix Inc. entered into a credit line agreement with certain lenders (the “Second July 2024 Facility Agreement”) for a total amount of USD 3 million (the “Second July 2024 Facility Loan Amount”).

The Second July 2024 Facility Agreement will remain available until the earliest of: (a) (1) full utilization of the Second July 2024 Facility Loan Amount, (a)(2) after 40 months from the date of Second July 2024 Facility Agreement, and (b) upon such date that Viewbix Inc. completes a USD 2.5 million financing transaction.

The Second July 2024 Facility Loan Amount will accrue interest at a rate of 12% per annum. The interest for the first year was paid in advance in: (a) 360,000 shares of Viewbix Inc. common stock, reflecting a share price of USD 1.00 per share for each dollar of interest accrued on the total amount, and (b) 360,000 warrants to purchase 360,000 common stock of Viewbix Inc. at an exercise price of USD 1.00 per share. The warrants are exercisable for three years from the date of Second July 2024 Facility Agreement. Starting from the second year of the Second July 2024 Facility Agreement, the interest will be paid in cash to the lenders.

Immediately after the Uplist, USD 160 thousand out of the Second July 2024 Facility Loan Amount will be automatically converted into common stock of Viewbix Inc. at an exercise price of USD 1.00 per share. Additionally, Viewbix Inc. will issue an identical number of warrants to purchase common stock of Viewbix Inc. at an exercise price of USD 1.00 per share.

Furthermore, Viewbix Inc. paid the lenders of the Second July 2024 Facility Agreement a one-time fee consisting of 150,000 common stock of Viewbix Inc., which representing a fee of five percent (5%) of the Second July 2024 Facility Loan Amount at a share price of USD 1.00 per share.

In connection with the Second July 2024 Facility Agreement, Viewbix Inc. received a loan of USD 80 thousand which was recorded as a short-term convertible loan. The fair value of this loan was substantially the same as the amount received.

As of December 31, 2024, Viewbix Inc. incurred deferred debt issuance costs of USD 302 thousand which were recorded in other current assets in the Group’s consolidated statements of financial position for the year ended December 31, 2024. These costs consisted of a one-time fee to the lenders of the Second July 2024 Facility Agreement, an annual advance interest payment and other additional direct costs.

Following the Second July 2024 Facility Agreement, Gix Internet’s holdings in Viewbix Inc. decreased from 60.50% to 54.53%. The transaction was recorded as a transaction with non-controlling interests in the Group’s consolidated statements of changes in shareholders equity for the year ended December 31, 2024.

Reverse Stock Split

On July 15, 2024, Viewbix Inc. filed an amendment to its Certificate of Incorporation to affect a 1-for-4 reverse stock split of Viewbix Inc. Common Stock (the “Reverse Stock Split”). The Reverse Stock Split became effective on March 14, 2025, following the process and announcement by Financial Industry Regulatory Authority, Inc. (“FINRA”).

Securities Exchange Agreement with Metagramm

On  March 24, 2025, Viewbix Inc. entered into a securities exchange agreement (the “Agreement”) with Metagramm Software Ltd., an Israeli company (“Metagramm”), and all of the shareholders of Metagramm (the “Metagramm Shareholders”), pursuant to which Viewbix issued the Metagramm Shareholders an aggregate of 19.99% of its issued and outstanding capital stock on a pro rata and post-closing basis, equal to 1,323,000 shares of Viewbix’s common stock, in exchange for 100% of Metagramm’s issued and outstanding share capital on a fully diluted and post-closing basis, equal to 718,520 Metagramm ordinary shares (the “Acquisition”). The Acquisition was completed on March 24, 2025, and resulted in Metagramm becoming a wholly owned subsidiary of Viewbix.

Viewbix also agreed to pay the Metagramm Shareholders cash earn-out payments of up to an aggregate sum of USD 2 million on a pro rata basis upon the achievement of certain financing and revenue milestones during the three-year period following the closing date of the transactions contemplated by the Agreement.

Consultants Agreements

On July 14, 2024, and July 25, 2024, Viewbix Inc. entered into consulting agreements with certain consultants (the “Consultants”) pursuant to which the Consultants agreed to provide certain services to Viewbix Inc. in connection with the Uplist. In consideration with the Consultants’ services, Viewbix Inc. issued to the Consultants 120,000 shares of common stock in July 2024. Viewbix Inc. recorded a share-based compensation expense of USD 57 thousand in connection with the issuance of shares to the Consultants.

Following the shares issuance to the Consultants, Gix Internet’s holdings in Viewbix Inc. decreased to 53.30%.

Share Option Plan

On March 2, 2023, the Board of Directors of Viewbix Inc. approved the adoption of the 2023 stock incentive plan (the “2023 Plan”). The 2023 Plan permits the issuance of up to (i) 625,000 shares of Common Stock, plus (ii) an annual increase equal to the lesser of (A) 5% of Viewbix Inc.’s outstanding capital stock on the last day of the immediately preceding calendar year; and (B) such smaller amount as determined by the Board of Directors, provided that no more than 625,000 shares of common stock may be issued upon the exercise of incentive stock options. If any outstanding awards expire, are canceled or are forfeited, the underlying shares would be available for future grants under the 2023 Plan. As of the date of approval of the financial statements, Viewbix Inc. had reserved 625,000 shares of common stock for issuance under the 2023 Plan.

On July 20, 2023, Viewbix Inc. granted 12,756 restricted share units (the “RSUs”) under the 2023 Plan to Gix Media’s CEO, as part of his employment terms, (the “Grantee”) under the following terms and conditions: (1) 12,756 of Common Stock underlying the grant of RSUs (2) Vesting Commencement Date: July 1, 2023 (3) vesting schedule: 50% of the RSUs will vest immediately upon the Vesting Commencement Date (the “First Tranche”) and the remaining 50% of the RSUs will vest 12 months after the Vesting Commencement Date (the “Second Tranche”), provided, in each case, that the Grantee remains continuously as a Service Provider (as defined under the 2023 Plan) of Gix Media or its affiliates throughout each such vesting date (the “Grant”).

On July 1, 2023, upon the vesting of the First Tranche, Viewbix Inc. issued 6,378 shares of Common Stock to the Grantee. On July 1, 2024, upon the vesting of the Second Tranche, Viewbix Inc issued 6,378 shares of Common Stock to the Grantee.

As of December 31, 2024, and December 31, 2023, the Group recorded a share-based compensation expense in general and administrative expenses of USD 38 thousand and USD 12 thousand, respectively, in connection with the Grant.

G.	Zig Miami 54

On September 13, 2023, the Company signed an operating agreement with Zig Investment Group LLC (“Zig Investment Group”), a Florida limited liability company, pursuant to which they formed a company, under the name Zig Miami 54 LLC (“Zig Miami 54”), a Florida limited liability company. The purpose of Zig Miami 54 is to acquire, improve, renovate, develop, manage, sell and otherwise deal with a commercial property located in Miami, Florida. The rights of Zig Miami 54 are exercised by Zig Investment Group, and the business and affairs of Zig Miami 54 are managed under the direction of Zig Investment Group (the “Manager”).

Under the terms of the agreement, the Company invested an amount of USD 2,000 thousand (the “Initial Capital Contribution”) in consideration of 60% of the issued and outstanding share capital of Zig Miami 54. The remaining 40% were allocated, without consideration, to Zig Investment Group.

In addition, Zig Miami 54 is entitled to receive a loan from the seller of the property (“Seller Loan”) in the amount of up to USD 1,500 thousand which is secured by a first lien on the property.

Additionally, under the terms of the agreement, commencing upon completion of phase I of the renovation work, the Manager shall distribute net cash from operations, with respect to each calendar quarter, during the next succeeding calendar quarter, or more frequently as determined by the Manager. All distributions of net cash from operations and net cash from capital transactions, including refinancing the existing Seller Loan, shall be made in the following order: (i) one hundred percent (100%) to repay all debts, regular operating expenses and obligations of Zig Miami 54, including the current periodic installments of principal and interest due on the Seller Loan; (ii) one hundred percent (100%) to the Company until the Company has received a return of one hundred percent (100%) of its Initial Capital Contribution; (iii) one hundred percent (100%) to Zig Investment Group to repay all cost overruns incurred by Zig Investment Group, if any, up to the maximum amount of USD 180 thousand; and (iv) pro rata to the Company and Zig Investment Group in accordance with their percentage interests.

Moreover, upon such time that the Company has received a distribution of one hundred percent (100%) of its Initial Capital Contribution, the Manager shall cause Zig Miami 54 to redeem from the Company, without any further consent or action of the Company, fifty percent (50%) of the Company’s interests in Zig Miami 54, equaling a thirty percent (30%) percentage interest in Zig Miami 54 and to, thereafter, issue to Zig Investment Group, additional interests in Zig Miami 54 equaling a thirty percent (30%) interest in Zig Miami 54. Following such redemption and issuance, Zig Investment Group will hold a seventy percent (70%) interest in Zig Miami 54 and the Company will hold a thirty percent (30%) interest in Zig Miami 54.

The closing of the agreement was on December 15, 2023 (the “Closing”). Following the Closing, Zig Miami 54 acquired the commercial property for an aggregate amount of USD 2,250 thousand and received a Seller Loan in the amount of USD 1,350 thousand.

The Initial Capital Contribution includes a loan and an investment. The Initial Capital Contribution was first allocated to the loan based on its fair value at the date of the Closing in an amount of USD 1,545 thousand (the “Loan”) with the residual of the Initial Capital Contribution in an amount of USD 455 thousand allocated to the investment (“Investment Purchase Price”).

The Loan is subsequently measured at fair value through profit or loss (FVTPL). As of December 31, 2024, and December 31, 2023, the fair value of the Loan was USD 1,756 thousand and USD 1,533 thousand, respectively.

The activity in the investment in Zig Miami 54 account was as follows:

Year ended December 31, 2024
USD in thousands
Balance as of January 1, 2024	370
Loss for the year	(102)
Balance as of December 31, 2024	268

December 15, 2023 – December 31, 2023
USD in thousands
Balance as of January 1, 2023	-
Investment Purchase Price	455
Loss for the period	(85)
Balance as of December 31, 2023	370
H.	Polyrizon

Investment in shares

As of December 31, 2023, the Company held 38.76% of the issued and outstanding share capital of Polyrizon and the investment was accounted for using the equity method.

On May 12, 2024, the Company and other investors converted loans into shares of Polyrizon. As a result, the Company’s holdings in Polyrizon decreased to 38.31% of the issued and outstanding share capital of Polyrizon.

On July 2, 2024, the Company signed a sales agreement to sell a portion of its stake of 762,046 shares in Polyrizon for total proceeds of approximately USD 340 thousand. As a result, the Company’s holdings in Polyrizon were diluted from 38.31% to 9.75% of the issued and outstanding share capital of Polyrizon and the remaining holding was accounted for as investment at fair value through profit or loss (FVTPL). As a result of the transition, the Company recognized a loss of USD 12 thousand.

On October 30, 2024, Polyrizon completed its Initial Public Offering (“IPO”) on the NASDAQ under the symbol PLRZ. The IPO raised a total of USD 4.2 million. The Company did not participate in the IPO and as a result the Company’s holdings in Polyrizon decreased to 7.5% of the issued and outstanding share capital of Polyrizon.

Between October and December 2024, the Company sold 222,305 shares of Polyrizon for total proceeds of approximately USD 388 thousand and as a result the Company’s holdings in Polyrizon decreased to 3.48% of the issued and outstanding share capital of Polyrizon.

As of December 31, 2024, the Company held 3.48% of the issued and outstanding share capital of Polyrizon.

Investment in options

In July 2020, the Company was granted an option (the “Original Option”) to invest an additional amount of up to USD 1 million in consideration for 3,107,223 shares of Polyrizon. The Original Option was exercisable until the earlier of (i) April 23, 2023, or (ii) the consummation by Polyrizon of equity financing of at least USD 500 thousand based on a pre-money valuation of at least USD 10 million. The Original Option was terminated on April 23, 2023.

On December 15, 2021, the Company was granted a new option (the “Alternative Option”) to invest an amount of USD 2 million in Polyrizon at a price per share equal to 125% the price per share at Polyrizon’s IPO (as defined below). The Alternative option is exercisable for a period of 3 years following the closing of Polyrizon’s initial public offering (“Polyrizon’s IPO”). On November 21, 2023, the Company signed an amendment to the share purchase agreement according to which, the Alternative Option will be exercisable upon a completion of listing Polyrizon’s ordinary shares for trading on the NASDAQ, whether via an initial public offering, merger, or by any other listing, provided however, that such listing takes place on or prior to December 31, 2024.

On May 7, 2024, the Company signed an amendment to the share purchase agreement according to which, the Alternative Option will be exercisable, upon successful completion of an initial public offering, into 459,770 ordinary shares of Polyrizon at an exercise price of USD 4.35 per share. The amendment further included a customary down round protection feature for the exercise price. The other material terms of the agreement, including the three-year term of the Alternative Option, as amended, from the date of completion of an initial public offering, did not change.

As of December 31, 2024, the fair value of the Alternative Option was USD 451 thousand and as of December 31, 2023, the fair value of the Alternative Option was USD 105 thousand, See note 5.

I.	Charging Robotics Ltd.

Charging Robotics Ltd. is a company operating in the electric vehicle and wireless charging sector. Charging Robotics Ltd. was formed as a wholly owned subsidiary of the Company on February 1, 2021.

On February 19, 2021, the Company entered into the venture agreement, with Mr. Amir Zaid and Mr. Weijian Zhou (the founders of Emuze Ltd., a privately held company that designs and develops electric mobility micro vehicles), and Charging Robotics Ltd. (the “Venture Agreement”), under which the Company formed a venture, under the name Revoltz Ltd. (“Revoltz”), to develop and commercialize three modular electric vehicle (“EV”) micro mobility vehicles for urban individual use and “last mile” cargo delivery.

Under the terms of the Venture Agreement, the Company invested an amount of USD 250 thousand in consideration of 19,990 ordinary shares of Revoltz, representing 19.99% of Revoltz’s issued and outstanding share capital on a fully diluted basis. The Venture Agreement requires the Company to invest an additional USD 400 thousand in a second tranche, subject to Revoltz achieving certain post-closing milestones, for 37.5% of Revoltz’s issued and outstanding share capital. As of December 31, 2024, the milestones were not achieved, therefore no additional investments occurred. The investment in Revoltz was accounted for using the equity method. The additional investment requirement was accounted for as a derivative liability measured at fair value through profit or loss. As of December 31, 2024, the fair value of the derivative liability was concluded to be immaterial.

On July 28, 2022, Charging Robotics Ltd. entered into a convertible loan agreement with Revoltz pursuant to which Charging Robotics invested an amount of USD 60 thousand in Revoltz (the “Loan Principal Amount”). In addition, Charging Robotics Ltd. is entitled to provide Revoltz an additional loan of up to USD 340 thousand, at its sole discretion upon Revoltz’ request (the “Additional Amount”, and together with the Loan Principal Amount, the “Total Loan Amount”). The Total Loan Amount shall carry interest at the minimum rate prescribed by Israeli law. The Loan Principal Amount was accounted for as a financial asset at fair value through profit or loss (FVTPL). The fair value of the loan as of December 31, 2024, was USD 64 thousand.

On March 28, 2023, the Company signed a securities exchange agreement with Charging Robotics Inc. to sell all its shares in Charging Robotics Ltd. to Charging Robotics Inc. See note 4K.

J.	SciSparc Ltd. and Buffalo

SciSparc Ltd, is a company formed under the laws of the State of Israel. SciSparc Ltd. listed its American Depository Shares on the OTCQB until December 7, 2021, after which SciSparc Ltd. uplisted to the NASDAQ.

Buffalo Investments Ltd. (“Buffalo”), an Israeli private company, owned 150,000 options to purchase 150,000 shares of SciSparc at an exercise price of USD 5.02 per share. On December 7, 2021, the Company entered into an option purchase agreement with Buffalo (the “Buffalo Agreement”) for the purchase of the 150,000 options in consideration for USD 0.72 per option. The Company paid USD 72 thousand in this transaction. Additionally, the Company was obligated to immediately exercise all such options into shares and the Company paid SciSparc an additional USD 753 thousand in this transaction. According to the Buffalo Agreement, Buffalo undertook to purchase 85% of the shares back from the Company within 3 months following the Buffalo Agreement (the “Purchase Period”) in consideration for USD 6.05 per share and for a total consideration of USD 771 thousand.

In April 2022, the Buffalo Agreement was amended such that the Company extended the Purchase Period until June 7, 2022.

On June 30, 2022, the Buffalo Agreement was amended such that the Company extended the Purchase Period until December 31, 2022, and Buffalo undertook to purchase 90% of the shares back from the Company in consideration for USD 6.05 per share and for a total consideration of USD 817 thousand.

On March 16, 2023, the Company signed an amendment to the Buffalo Agreement (the “Amendment”).

According to the Amendment, instead of purchasing 90% of the shares back from the Company for a total consideration of USD 817 thousand, which was originally agreed under the Buffalo Agreement, Buffalo will transfer to the Company, without any consideration, 309,000 shares of Hydreight Technologies Inc., 77,980 shares of Viewbix Inc., 84,000 shares of SciSparc, 36,000 shares of Clearmind Medicine Inc. and 31,250 shares of Colugo Systems Ltd. with an aggregate value of USD 937 thousand, reflecting a compensation of USD 120 thousand.

As a result, on March 16, 2023, the Company recorded an amount of USD 937 thousand within other receivables and derecognized the forward contract asset in the amount of USD 577 thousand. The difference between the value of the shares to be transferred under the Amendment (USD 937 thousand) and the value of the forward contract asset (USD 577 thousand) was recorded in profit and loss in the consolidated statement of income/loss and other comprehensive income/loss.

As of December 31, 2024, the Company received 84,000 shares of SciSparc, 307,000 shares of Hydreight Technologies Inc., 36,000 shares of Clearmind Medicine Inc. and 77,980 shares of Viewbix Inc. The investments were accounted for as investments at fair value through profit or loss (FVTPL).

As of December 31, 2024, Colugo Systems’ Ltd. shares were not received. As such, they were recorded within other receivables in the consolidated statements of financial position as of December 31, 2024, in an amount of USD 500 thousand representing their fair value, See note 5. The delay in receiving the Colugo Shares was due to the structure of Colugo Systems Ltd.’s articles of association. The expectation for receiving the Colugo shares is after obtaining approval from all shareholders of Colugo Systems Ltd. to update relevant sections in Colugo Systems Ltd.’s articles of association.

K.	Charging Robotics Inc.

On December 21, 2021, the Company purchased 90,000,000 shares of Charging Robotics Inc., which represented 35.06% of the issued and outstanding shares of Charging Robotics Inc. for a total consideration of USD 263 thousand.

On March 28, 2023, the Company signed a securities exchange agreement with Charging Robotics Inc. to sell all its shares in Charging Robotics Ltd. to Charging Robotics Inc. in exchange for 827,543,253 newly issued shares of Charging Robotics’ Inc. common stock equal to 76.25% of the total number of shares of Charging Robitcs’ Inc. common stock issued and outstanding as of April 7, 2023 (the “Closing”) on a fully diluted basis. In the financial statements of Charging Robotics Inc., the share exchange was accounted for as a reverse acquisition where Charging Robotics Ltd. was identified as the accounting acquirer. The financial statements of Charging Robotics Inc. are consolidated in these financial statements from the Closing date.

As of December 31, 2023, the Company held 67% of Charging Robotics’ Inc. issued and outstanding share capital.

In December 2024, Charging Robotics Inc. issued 412,123 shares for a total of USD 410 thousand. The transaction was recorded as a transaction with non-controlling interests in the Group’s consolidated statements of changes in shareholders equity for the year ended December 31, 2024. The company did not participated in this investment.

As of December 31, 2024, the Company held 63.75% of Charging Robotics’ Inc. issued and outstanding share capital.

L.	Parazero

Investment in shares and SAFE

Parazero is a company that specializes in the design, development, manufacturing, distribution and sales of safety systems for commercial drones. Parazero’s technology enables real-time identification of critical failures of drones, and upon detection of an emergency, a parachute is autonomously deployed in fractions of a second, thus ensuring safe landings at all times. Parazero sells its products internationally with a focus on the U.S. market.

As of December 31, 2022, the Company held 40.35% of the issued and outstanding shares of Parazero. The investment was accounted for as an equity investment.

In addition, in February, March and May 2022, Parazero entered into several SAFEs under which Parazero received USD 1,500 thousand. The Company invested USD 521 thousand through these SAFEs.

The Company’s investments in Parazero SAFEs were accounted for as financial assets at fair value through profit or loss (FVTPL). The Company concluded that there were no material differences between the cost and the fair value of the SAFEs.

On July 31, 2023, Parazero completed its initial public offering (“IPO”) on the NASDAQ for aggregated gross proceeds of approximately USD 7.8 million before deducting underwriting discounts and other estimated offering expenses. The Company participated in the IPO in an amount of USD 1.5 million and converted all of the SAFEs into ordinary shares. Following the IPO and the conversion of the SAFEs, the Company’s holdings in Parazero decreased to 33.36%. As a result, the Company recognized a gain of USD 466 thousand withing equity losses in the consolidated statements of income/loss and other comprehensive income/loss for the year ended December 31, 2023.

On October 30, 2023, Parazero completed a private placement of USD 5.1 million. The Company did not participate in this private placement and the Company’s holdings in Parazero decreased to 20.04% and starting from that date the investment was accounted for as investment at fair value through profit or loss (FVTPL). As a result of the transition, the Company recognized a gain of USD 714 thousand in the consolidated statements of income/loss and other comprehensive income/loss for the year ended December 31, 2023.

During November and December 2024, the Company sold 1,288,968 shares of Parazero for total proceeds of approximately USD 2,292 thousand and as a result the Company’s holdings in Parazero decreased to 5.7% of the issued and outstanding share capital of Parazero.

As of December 31, 2024, the Company held 5.7% of the issued and outstanding share capital of Parazero.

Credit facility agreement

On October 30, 2022, the Company signed a credit facility agreement with Parazero in the aggregated amount of up to USD 625 thousand. The credit facility agreement does not bear interest and will be repaid on the earlier of: (i) first anniversary date (ii) the closing of an IPO (iii) default event. The credit facility was accounted for as financial assets measured at amortized cost.

In June 2023, the Company signed an amendment to the credit facility agreement for an additional USD 125 thousand.

Following the completion of the IPO on July 31, 2023, the credit facility was fully repaid.

Management agreement with the Company

On October 30, 2022, the Company signed a service agreement with Parazero, effective upon completion of the IPO on July 31, 2023.

According to the service agreement, Parazero will pay the Company a monthly fee of USD 10 thousand for business development and ongoing consulting services. During the year ended December 31, 2024 and 2023, the Company recognized an income of USD 120 thousand and USD 50 thousand, respectively within other income in the consolidated statements of income/loss and other comprehensive income/loss.

M.	Laminera

As of December 31, 2024 and 2023, the Company held 19.7% of the issued and outstanding shares of Laminera.

Management of the Company assessed whether there is objective evidence that its net investment in Laminera was impaired. As Laminera continues to have zero revenues and generate operating losses, and as the Company does not plan additional investments in Laminera, the Company considered the value of the investment as of December 31, 2024 and 2023. As the Company does not believe this investment will generate any cash flows in the foreseeable future, the Company decided to write off the entire amount of the investment in Laminera and recorded an impairment loss of USD 1,176 thousand within equity losses in the consolidated statements of income/loss and other comprehensive income/loss for the year ended December 31, 2023.

N.	GERD IP

GERD IP was incorporated under the laws of the State of Delaware on January 13, 2020. GERD IP is in the business of holding and licensing patents that serves as the foundation of a device used to perform a minimally invasive, trans-oral fundoplication surgical procedure for the treatment of patients suffering from gastroesophageal reflux disease.

On May 11, 2021, GERD IP signed a confidential settlement agreement to resolve a lawsuit, concerning alleged infringement of its intellectual property, filed by GERD IP in July 2020 with the United States District Court for the District of Delaware against a US medical device company.

The claim for alleged intellectual property infringement referred to two patents issued by the United States Patent and Trademark Office, owned by GERD IP.

During 2021 and 2022, GERD IP received USD 1.3 million compensation related to this settlement agreement, and after reduction of legal cost the net amount received summed up to USD 631 thousand.

O.	Metagramm

On April 13, 2023, the Company entered into a share purchase agreement to acquire 19.9% of Metagramm, an AI, machine learning (ML) communication and grammar assistant software. In return, the Company paid Metagramm USD 250 thousand in Company’s shares. The investment was accounted for as investments at fair value through profit or loss (FVTPL).

As of December 31, 2024, and December 31, 2023, the Company held 19.9% of the issued and outstanding shares of Metagramm.

As of December 31, 2024, and 2023, the fair value of the investment in Metagramm was USD 1,031 thousand and USD 250 thousand, respectively.

In addition, pursuant to the share purchase agreement, the Company loaned Metagramm USD 250 thousand in order to fund a pilot. The loan bears an interest rate of 6% per annum. The loan will be repaid upon the completion of the pilot, in eight quarterly installments starting from the first day of the third year after the grant date. The loan was accounted for as financial assets measured at amortized cost.

In the event that the pilot approval is not successfully completed within 15 months after the Closing, Metagramm will repay the loan and any interest on a monthly basis. In such case, the Company will have the option to receive additional shares of Metagramm, at no cost, in such number that immediately after, the Company’s holdings in Metagramm will increase to 31.25%. The option is measured at fair value through profit or loss. As of December 31, 2024, the fair value of the option was estimated to be inconsequential.

In addition, in the event of any fundraising transaction, the Company will have the option to be reimbursed the full loan amount with accrued interest immediately following the fundraising transaction or to convert the loan into Metagramm’s shares at a 20% discount.

On July 21, 2024, the Company and Metagramm signed an amendment to the agreement according to which after 3 months from the amendment date, Metagramm will pay the Company USD 15 thousand per month. In the event the pilot will not be approved commencing 6 months of the amendment date, Metagramm will repay the loan including all recruiting interest, in monthly repayments, at the monthly amount of the highest of: (i) USD 10 thousand or (ii) 60%of Metagramm’s monthly profit. Metagramm will commence the monthly payments at the earlier of 6 months commencing the amendment date or commencing the dated of the pilot approval.

On March 19, 2025, the Company converted the loan into 37,869 ordinary shares. Following the securities exchange agreement between Metagramm and Viewbix Inc., the Company received 171,112 ordinary shares of Viewbix Inc. in exchange for its shares in Metaagramm (see note 4F and note 21).

P.	Solterra Energy (formerly known as A.I. Conversation Systems)

As of December 31, 2023, the Company held 36.08% of the issued and outstanding shares of Solterra Energy. The investment was accounted for using the equity method.

On November 18, 2024, Solterra Energy shareholders’ meeting approved a private placement transaction according to which it offered 3,000,000 ordinary shares. As part of the tender, a total of Soltra received a total consideration of approximately EUR 2,149 thousand.

The Company participated in this private placement and invested an amount of USD 564 thousand (EUR 534 thousand).

On November 28, 2024, Solterra Energy shareholders’ meeting approved a merger agreement with Soltra Renewable Energy by means of an exchange of shares. The closing of the merger occurred on December 1, 2024. According to the merger agreement Soltra Energy issued 2,028,485 ordinary shares and 248,268 warrants to Soltra Renewable Energy shareholders.

On November 28, 2024, the Company sold 100,000 shares of Solterra Energy for total proceeds of approximately USD 82 thousand (EUR 78 thousand). As a result of this and as a result of the merger agreement, the Company’s holdings in Solterra Energy decreased to 13.14% and starting from that date the investment was accounted for as investments at fair value through profit or loss (FVTPL). As a result of the transition, the Company recognized a gain of USD 140 thousand in the consolidated statements of income/loss and other comprehensive income/loss for the year ended December 31, 2024.

As of December 31, 2024, the Company held 13.14% of the issued and outstanding shares of Solterra Energy.